Warranties (Details) (USD $) In Thousands	3 Months Ended		9 Months Ended
	Jul. 29, 2011	Jul. 30, 2010	Jul. 29, 2011	Jul. 30, 2010
Warranties [Abstract]
Balance, beginning of period	$ 66,776	$ 59,726	$ 62,351	$ 58,947
Accrual for warranty expensed during the period	9,780	6,415	27,376	24,359
Settlements made during the period	(9,408)	(7,549)	(25,076)	(23,385)
Change in liability for pre-existing warranties during the period, including expirations	928	(117)	1,170	(778)
Effect of foreign currency translation	(398)	(505)	1,857	(1,173)
Acquired warranty accrual - LeTourneau	11,545	0	11,545	0
Balance, end of period	$ 79,223	$ 57,970	$ 79,223	$ 57,970